REGULATORY RESTRICTIONS	12 Months Ended
Dec. 31, 2011
REGULATORY RESTRICTIONS

NOTE 14 - REGULATORY RESTRICTIONS

Cash and Due From Banks

The district Federal Reserve Bank requires the Bank to maintain certain average reserve balances. As of each of the years ended December 31, 2011 and 2010, the Bank had required reserves of $225, composed of vault cash and a depository amount held directly with the Fed.

Dividends

The Pennsylvania Banking Code restricts the availability of capital funds for payment of dividends by all state-chartered banks to the surplus of the Bank. Accordingly, at December 31, 2011, the balance in the capital surplus account totaling approximately $1,756 is unavailable for dividends.